Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Long Term Liabilities [Abstract]
Schedule of Other Long-Term Liabilities
	December 31	December 31
	2021	2020
	€ in thousands
Forward contracts closed	-	486
Warrants Liability (refer to Note16)	2,196	2,451
Other liabilities (see note 6 B)	1,665	-
Liabilities for employees benefits	44	27

	3,905	2,964